UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., NEW YORK BOND FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA NEW YORK
                           BOND Fund

                               [GRAPHIC OF USAA NEW YORK BOND FUND]

                   A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    5

FINANCIAL INFORMATION

    Distributions to Shareholders                                            17

    Independent Auditor's Report                                             18

    Portfolio of Investments                                                 19

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     25

    Notes to Financial Statements                                            28

DIRECTORS' AND OFFICERS' INFORMATION                                         37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                                  USAA'S FIXED-INCOME
                                                    FUNDS RECEIVED
[PHOTO OF CHRISTOPHER W. CLAUS]                 LIPPER'S FUND AWARD FOR
                                                    BEST BOND GROUP
                                                      IN AMERICA.

                                                           "

--------------------------------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]

USAA BOND FUNDS NAMED BEST BOND GROUP 2004.
I'm proud to inform you that USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall 3-, 5-, and 10-year period ending December 31, 2003. The award was given by Lipper, a leading global provider of mutual fund information and analysis, in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

Our team of managers, analysts, and traders has consistently delivered "best-in-class" performance by concentrating on risk management and having a disciplined approach to the interest-rate environment and income accumulation. And our funds have some of the most competitive fees in the industry.

Our attention is focused on the improving U.S. economy. During the last several weeks, we have seen an increase in job creation and hints of inflation, suggesting the Federal Reserve Board (the Fed) may start to consider raising short-term interest rates. Although many Fed watchers believe that rate increases will begin after this year's presidential election, some investors have begun to speculate that Fed tightening will start earlier than expected.

Whatever the timing, we believe short-term interest rates are headed upward, and have positioned our bond portfolios accordingly. Our strategy is twofold. We continue to work hard at generating high current income, which is critical to long-term total return. Simultaneously, we look to limit potential share volatility. Once short-term interest rates start to rise, money market yields will increase while bond prices - and share prices - will fall. To manage the impact of a rate increase on

 . . . C O N T I N U E D
========================--------------------------------------------------------

the share price of a bond fund, we seek advantageous points along the yield curve that will allow us to balance income with the potential for share price volatility.

Over the last decade, USAA's fixed-income team has demonstrated its ability to read the bond market and manage the interest-rate cycle while providing excellent risk-adjusted rates of return. As the Lipper award indicates, we have consistently provided our shareholders with some of the best returns in the business; we remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

We will continue to work hard to provide you with compelling reasons to invest at USAA - including our market-tested portfolio management team, best-in-class performance, outstanding service, and no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees.

For all of us at USAA, thank you for your continuing faith and trust in us.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NEW YORK BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

                                                                 3/31/04                 3/31/03
Net Assets                                                     $130.7 Million         $128.8 Million
Net Asset Value Per Share                                          $12.06                 $11.93
Tax-Exempt Dividends Per Share Last 12 Months                      $0.537                 $0.539
Capital Gain Distributions Per Share Last 12 Months                   -                      -

                                                                 3/31/04                 3/31/03
Dollar-Weighted Average Portfolio Maturity                      16.2 Years              17.2 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

                         30-DAY SEC YIELD* AS OF 3/31/04

                    30-DAY SEC YIELD                   2.92%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2004

                TOTAL RETURN        =        DIVIDEND RETURN        +        PRICE CHANGE
10 YEARS           6.58%            =             5.50%             +            1.08%
5 YEARS            5.80%            =             5.12%             +            0.68%
1 YEAR             5.72%            =             4.63%             +            1.09%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2004

      TOTAL RETURN
      ------------

 [CHART OF TOTAL RETURN]

YEARS                   % RETURN
03/31/1995                 5.42%
03/31/1996                 7.67%
03/31/1997                 5.89%
03/31/1998                12.24%
03/31/1999                 5.73%
03/31/2000                -2.20%
03/31/2001                13.21%
03/31/2002                 3.10%
03/31/2003                 9.83%
03/31/2004                 5.72%

     [END CHART]

       DIVIDEND RETURN
       ---------------

 [CHART OF DIVIDEND RETURN]

YEARS                    % RETURN
03/31/1995                 5.97%
03/31/1996                 6.00%
03/31/1997                 5.98%
03/31/1998                 6.02%
03/31/1999                 5.39%
03/31/2000                 5.26%
03/31/2001                 5.89%
03/31/2002                 4.91%
03/31/2003                 4.90%
03/31/2004                 4.63%

     [END CHART]

      CHANGE IN SHARE PRICE
      ---------------------

 [CHART OF CHANGE IN SHARE PRICE]

YEARS                   % RETURN
03/31/1995                -0.50%
03/31/1996                 1.67%
03/31/1997                -0.09%
03/31/1998                 6.22%
03/31/1999                 0.34%
03/31/2000                -7.46%
03/31/2001                 7.32%
03/31/2002                -1.81%
03/31/2003                 4.93%
03/31/2004                 1.09%

     [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

        12-MONTH DIVIDEND YIELD COMPARISON

   [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

            USAA NEW YORK     LIPPER NEW YORK MUNICIAPAL
               BOND FUND          DEBT FUNDS AVERAGE
            -------------     --------------------------
3/31/1995        5.74%                   5.42%
3/31/1996        5.79                    5.20
3/31/1997        5.84                    5.03
3/31/1998        5.42                    4.72
3/31/1999        5.27                    4.47
3/31/2000        5.61                    4.82
3/31/2001        5.16                    4.52
3/31/2002        4.97                    4.46
3/31/2003        4.52                    4.18
3/31/2004        4.46                    3.89

                   [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/95 TO 3/31/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

           LEHMAN BROTHERS    USAA     LIPPER NEW YORK    LIPPER NEW YORK
           MUNICIPAL BOND   NEW YORK    MUNICIAPL DEBT    MUNICIPAL DEBT
               INDEX        BOND FUND   FUNDS AVERAGE       FUNDS INDEX
           ---------------  ---------  ---------------    ---------------
03/31/94     $10000.00     $10000.00      $10000.00         $10000.00
04/30/94      10084.92      10008.41       10008.50          10005.14
05/31/94      10172.20      10102.92       10107.46          10101.57
06/30/94      10109.98      10046.84       10039.69          10034.28
07/31/94      10295.44      10222.30       10212.79          10203.57
08/31/94      10331.12      10245.02       10248.87          10242.99
09/30/94      10179.57      10047.60       10047.30          10052.28
10/31/94       9998.82       9811.91        9827.05           9841.43
11/30/94       9817.78       9489.14        9559.76           9571.01
12/31/94      10033.91       9806.47        9832.75           9828.15
01/31/95      10320.80      10119.42       10118.92          10106.71
02/28/95      10620.96      10461.60       10450.04          10431.56
03/31/95      10743.03      10542.03       10541.30          10527.56
04/30/95      10755.71      10581.01       10552.73          10541.27
05/31/95      11098.92      10902.33       10905.74          10895.26
06/30/95      11001.92      10786.74       10754.34          10751.26
07/31/95      11106.00      10838.93       10819.07          10812.12
08/31/95      11246.94      10971.59       10946.77          10938.54
09/30/95      11318.00      11023.49       10997.56          10998.54
10/31/95      11482.53      11220.53       11184.15          11185.82
11/30/95      11673.30      11466.80       11411.21          11403.53
12/31/95      11785.35      11578.68       11535.90          11520.96
01/31/96      11874.39      11625.99       11590.93          11570.24
02/29/96      11794.19      11506.06       11493.75          11465.24
03/31/96      11643.52      11350.34       11302.72          11272.86
04/30/96      11610.50      11325.89       11257.01          11225.40
05/31/96      11606.08      11318.73       11255.74          11226.09
06/30/96      11732.57      11454.24       11376.67          11344.22
07/31/96      11838.72      11555.16       11490.90          11451.59
08/31/96      11836.06      11515.24       11465.83          11426.34
09/30/96      12001.48      11722.24       11652.04          11611.65
10/31/96      12137.11      11853.77       11766.63          11727.23
11/30/96      12359.43      12059.26       11980.92          11934.12
12/31/96      12307.24      12010.21       11923.42          11878.32
01/31/97      12330.53      12023.82       11920.30          11873.50
02/28/97      12443.76      12157.84       12027.60          11984.14
03/31/97      12277.75      12018.35       11872.44          11828.75
04/30/97      12380.66      12142.50       11978.98          11933.00
05/31/97      12567.01      12342.57       12167.23          12109.71
06/30/97      12700.87      12469.47       12293.00          12233.32
07/31/97      13052.63      12806.70       12679.94          12611.50
08/31/97      12930.27      12694.00       12536.27          12463.16
09/30/97      13083.59      12858.61       12681.99          12607.17
10/31/97      13167.92      12986.16       12758.63          12682.72
11/30/97      13245.47      13075.87       12833.58          12752.42
12/31/97      13438.60      13287.63       13036.19          12967.31
01/31/98      13577.18      13402.31       13167.63          13089.88
02/28/98      13581.31      13461.77       13166.34          13088.23
03/31/98      13593.40      13489.15       13172.32          13095.43
04/30/98      13532.07      13410.08       13070.32          12994.74
05/31/98      13746.13      13664.47       13304.51          13225.77
06/30/98      13800.38      13740.35       13357.47          13284.94
07/31/98      13834.88      13777.27       13380.12          13306.81
08/31/98      14048.65      13979.99       13603.30          13530.55
09/30/98      14223.79      14159.44       13775.83          13699.09
10/31/98      14223.50      14099.17       13724.58          13646.51
11/30/98      14273.33      14150.16       13775.75          13691.97
12/31/98      14309.30      14175.20       13805.13          13718.01
01/31/99      14479.43      14317.14       13956.63          13869.38
02/28/99      14416.34      14244.18       13882.23          13788.25
03/31/99      14436.09      14261.75       13880.23          13791.72
04/30/99      14472.06      14298.79       13914.13          13828.75
05/31/99      14388.32      14194.75       13804.69          13713.20
06/30/99      14181.34      13979.13       13574.56          13478.33
07/31/99      14232.94      13977.27       13591.34          13491.45
08/31/99      14118.83      13805.47       13413.62          13313.49
09/30/99      14124.72      13755.52       13365.43          13265.05
10/31/99      13971.70      13488.56       13145.26          13036.71
11/30/99      14120.30      13568.90       13285.02          13170.72
12/31/99      14015.04      13455.50       13157.49          13038.12
01/31/00      13954.00      13380.60       13058.29          12935.85
02/29/00      14116.17      13612.50       13261.52          13130.12
03/31/00      14424.59      13948.37       13591.84          13442.35
04/30/00      14339.38      13867.64       13488.37          13337.61
05/31/00      14264.78      13782.42       13390.73          13248.50
06/30/00      14642.78      14199.89       13765.90          13618.34
07/31/00      14846.53      14448.64       13965.14          13815.75
08/31/00      15075.34      14685.35       14181.63          14029.76
09/30/00      14996.91      14563.68       14092.50          13938.18
10/31/00      15160.55      14777.80       14248.95          14094.89
11/30/00      15275.25      14923.76       14361.14          14208.06
12/31/00      15652.66      15454.65       14781.47          14623.10
01/31/01      15807.76      15525.26       14880.62          14722.97
02/28/01      15857.88      15618.52       14934.24          14774.52
03/31/01      16000.00      15790.91       15069.20          14910.39
04/30/01      15826.63      15518.44       14883.53          14732.40
05/31/01      15997.05      15708.14       15047.43          14897.87
06/30/01      16104.08      15867.77       15171.83          15017.63
07/31/01      16342.62      16157.23       15403.78          15244.51
08/31/01      16611.82      16430.49       15673.19          15509.41
09/30/01      16556.10      16280.96       15492.90          15351.79
10/31/01      16753.35      16434.76       15655.23          15520.56
11/30/01      16612.12      16322.30       15506.10          15374.50
12/31/01      16454.96      16132.20       15340.15          15207.27
01/31/02      16740.38      16422.81       15598.61          15472.49
02/28/02      16942.06      16645.75       15809.46          15681.97
03/31/02      16610.05      16283.16       15511.78          15377.35
04/30/02      16934.69      16547.58       15765.68          15639.51
05/31/02      17037.59      16629.86       15850.06          15723.43
06/30/02      17217.75      16806.00       15997.98          15870.69
07/31/02      17439.18      17031.32       16201.07          16078.44
08/31/02      17648.83      17261.61       16393.84          16278.90
09/30/02      18035.38      17717.52       16753.70          16645.17
10/31/02      17736.40      17314.48       16399.61          16300.65
11/30/02      17662.69      17191.29       16322.65          16207.20
12/31/02      18035.38      17670.91       16692.57          16579.31
01/31/03      17989.68      17591.52       16586.45          16474.60
02/28/03      18241.19      17896.08       16843.58          16732.94
03/31/03      18252.10      17884.61       16804.92          16697.25
04/30/03      18372.70      18116.58       16930.03          16830.19
05/31/03      18802.89      18547.20       17336.01          17234.33
06/30/03      18722.98      18325.14       17232.79          17130.34
07/31/03      18067.82      17574.78       16611.67          16515.53
08/31/03      18202.56      17843.41       16768.19          16664.54
09/30/03      18737.73      18337.50       17230.34          17135.29
10/31/03      18643.37      18257.58       17186.87          17084.22
11/30/03      18837.68      18506.68       17376.04          17269.47
12/31/03      18993.66      18655.33       17505.36          17400.44
01/31/04      19102.46      18693.83       17573.97          17456.06
02/29/04      19389.95      19010.12       17844.45          17729.34
03/31/04      19322.42      18907.99       17733.41          17619.22

                           [END CHART]

                     DATA FROM 3/31/94 THROUGH 3/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                 o The Lipper New York Municipal Debt Funds Average, an average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]     CLIFFORD A. GLADSON, CFA
                                   USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2003, THROUGH MARCH 31, 2004?

                 Your USAA New York Bond Fund provided a total return of 5.72% versus an average of 5.45% for the 106 funds in the Lipper New York Municipal Debt Funds Average. This compares to a 5.86% return for the Lehman Brothers Municipal Bond Index and a 5.52% return for the Lipper New York Municipal Debt Funds Index. The Fund's tax-exempt distributions over the 12-month period produced a dividend yield of 4.46%, well above the 3.89% average of the Lipper category.

                                           * * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 5 STARS IN THE MUNICIPAL NEW YORK LONG-TERM BOND
                 FUND CATEGORY (78 FUNDS IN CATEGORY) AS OF MARCH 31, 2004. THE
                     OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A
                 WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS
                  THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING
                                            METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal New York long-term bond funds, the USAA New York Bond Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 78, 72, and 39 funds, respectively, through March 31, 2004. Ratings are based on risk-adjusted returns.

                       [LOGO OF LIPPER LEADER       [LOGO OF LIPPER LEADER
                            TOTAL RETURN]              CONSISTENT RETURN]

                 The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 92 funds within the Lipper New York Municipal Debt Funds category for the overall period ending March 31, 2004. The Fund received a Lipper Leader rating for Total Return among 92 funds, 82 funds, and 43 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2004. THE USAA NEW YORK BOND FUND IN LIPPER'S NEW YORK MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 89 FUNDS, 79 FUNDS, AND 37 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION
                 IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                     [LOGO OF LIPPER FUND AWARDS BEST BOND GROUP USA 2004]

                 USAA won the 2004 Lipper Fund Award for the Best Bond Group in the United States.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 The Federal Reserve Board has left rates unchanged since June 2003, when it lowered the federal funds rate (the rate charged to banks for overnight loans) to 1%. The June ease was the 13th since January 2001, for a total of 5.5%.

                 The economy began to respond to the financial stimulus of low short-term financing, reduced tax rates, and deficit spending. While some commodity prices rose, inflation remained under control because producers lacked the pricing power to raise the price of finished goods.

HOW DO YOU MANAGE VOLATILITY?

                 In a bond fund, the volatility of the share price is usually measured by the degree of interest-rate sensitivity of its portfolio

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 of bonds. When rates fall, the price of a bond rises. Conversely, when interest rates rise, the price of a bond falls.

                 We continue to be selective in choosing issues. We look for bonds with coupons and structures that are less sensitive to a rise in interest rates, but that can also contribute to the Fund's dividend yield. While interest rates were volatile during the period, moving in a wide range over the year, the Fund's share price ended the period higher than where it started; it began the period at $11.93 and ended it at $12.06.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

                 USAA's team of seasoned municipal analysts carefully examines our credit exposures across a range of risks. In an effort to minimize the impact of an unimaginable event, we rely on diversification - sharing in a large number of small, unrelated risks rather than a small number of large risks. We maintained a weighted average maturity of 16.2 years, and the portfolio duration (a measure of interest-rate volatility) was 5.2 years. We continue to avoid issues subject to the alternative minimum tax.

WHAT IS YOUR OUTLOOK?

                 New York state is displaying an improved economic picture, led in part by Wall Street profits. The state continues to benefit from a diverse and substantial economic base.

                 As mixed economic news continues, we believe intermediate- and long-term rates are likely to remain volatile. We will maintain our income orientation, utilizing any spikes in rates as opportunities to produce more tax-exempt income for our shareholders.

                 We appreciate your trust and continue to work hard on your behalf.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

TAXABLE EQUIVALENT YIELDS

To match the USAA New York Bond Fund's closing 30-day SEC
yield of 2.92%, and assuming a New York state
tax rate of 6.85%, and marginal federal tax rates of:          25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                            4.18%      4.35%      4.68%      4.82%
-------------------------------------------------------------------------------------------------------
Assuming the same marginal federal tax rates and a combined
New York state and city tax rate of 10.50%, a fully
taxable investment must pay:                                    4.35%      4.53%      4.87%      5.02%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent yields will vary depending on applicable tax rates.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

           TOP 10 INDUSTRIES
           (% OF NET ASSETS)

Education                           15.6%

Hospital                            13.0%

Water/Sewer Utility                 11.1%

Special Assessment/Tax/Fee           9.9%

Escrowed/Prerefunded Bonds           9.3%

Nursing/CCRC                         9.0%

Appropriated Debt                    7.9%

General Obligation                   4.7%

Health Miscellaneous                 3.8%

Electric/Gas Utility                 3.3%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-23.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

        PORTFOLIO RATINGS MIX
               3/31/04

[PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                             41%
AA                              32%
A                               19%
BBB                              6%
Short-Term Instruments           2%

             [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-23.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA NEW YORK BOND FUND

                 The Fund completed its fiscal year on March 31, 2004. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2004.

18

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

     USAA NEW YORK BOND FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA New York Bond Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
                 Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA New York Bond Fund as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                         /S/ ERNST & YOUNG LLP

              San Antonio, Texas
              May 7, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2004

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security
                           Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2004

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP       Certificate of Participation

                 GO        General Obligation

                 IDA       Industrial Development Authority/Agency

                 MFH       Multifamily Housing

                 MLO       Municipal Lease Obligation

                 MTA       Metropolitan Transportation Authority

                 PRE       Prerefunded to a date prior to maturity

                 RB        Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2004

PRINCIPAL                                                            COUPON            FINAL        MARKET
   AMOUNT     SECURITY                                                 RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (98.0%)

              NEW YORK
  $ 1,000     Albany IDA Civic Facility RB, Series 2002A               6.00%       7/01/2019      $  1,067
    1,000     Albany Parking Auth. RB, Series 2001A                    5.63        7/15/2020         1,075
    1,500     Buffalo Municipal Water Finance Auth. RB,
                Series 1998A (INS)                                     5.00        7/01/2028         1,538
    1,000     Clarence IDA Civic Facility RB
                (Bristol Village Project)                              6.00        1/20/2044         1,094
    2,200     Dormitory Auth. Court Facilities RB (MLO),
                Series 1999                                            6.00        5/15/2039         2,480
              Dormitory Auth. RB,
    2,000       Series 1994 (Gurwin Geriatric Center)                  7.35        8/01/2029         2,076
    2,800       Series 1997 (Lutheran Center) (LOC)                    6.05        7/01/2026         2,978
    2,000       Series 1998G (Northern General Hospital)               5.30        2/15/2019         2,241
    1,750       Series 1999 (Long Island Univ.) (INS)                  5.13        9/01/2023         1,844
    3,000       Series 1999 (Pratt Institute) (INS)                    6.00        7/01/2020         3,420
    1,000       Series 1999 (SUNY) (PRE) (INS)                         5.75        5/15/2024         1,179
    2,500       Series 1999A (Catholic Health Services) (INS)          5.50        7/01/2024         2,714
    3,000       Series 1999A (Upstate Community Colleges)              5.00        7/01/2019         3,127
    1,750       Series 1999B (Univ. of Rochester)                      5.63        7/01/2024         1,879
    2,345       Series 2000A (City Univ. Systems) (INS)                5.13        7/01/2025         2,665
    1,000       Series 2000A (Columbia Univ.)                          5.00        7/01/2025         1,052
    4,065       Series 2000A (Univ. of Rochester)
                6.05%, 7/01/2010 (INS)                                 6.05(b)     7/01/2023         3,052
      400       Series 2001 (Augustana Lutheran Home) (INS)            5.40        2/01/2031           428
    1,000       Series 2001 (D'Youville College) (INS)                 5.25        7/01/2020         1,083
      500       Series 2001A (Winthrop Univ. Hospital) (INS)           5.00        7/01/2021           527
    1,250       Series 2002 (Joachim & Ann Residence) (LOC)            5.25        7/01/2027         1,287
    2,470       Series 2002B (Columbia Univ.)                          5.00        7/01/2022         2,621
    1,000       Series 2003 (Lutheran Medical Center) (INS)            5.00        8/01/2031         1,041
    1,090     Dutchess County IDA Civic Facility RB,
                Series 2000                                            5.75        8/01/2030         1,178
              Environmental Facilities Corp. RB,
       85       Series 1990B                                           7.50        3/15/2011            85
      420       Series 2001C                                           5.00        6/15/2021           441
    2,000       Series 2001C                                           5.00        6/15/2023         2,069
    1,000       Series 2003E                                           5.00        6/15/2025         1,052
              Erie County GO,
    1,000       Series 2000C (INS)                                     5.50        7/01/2029         1,103
      600       Series 2001A (INS)                                     4.88       10/01/2018           633
    1,000     Erie County IDA GO, Series 2003 (INS)                    5.75        5/01/2021         1,136

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2004

PRINCIPAL                                                            COUPON            FINAL        MARKET
   AMOUNT     SECURITY                                                 RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------------

  $   200     Grand Central District Management
                Association, Inc. RB, Series 2004                      5.00%       1/01/2022      $    209
              Housing Finance Agency MFH RB,
    1,710       Series 1992E (Secured Mortgage Program)                6.75        8/15/2025         1,723
    2,215       Series 1996A (Housing Project) (INS)                   6.13       11/01/2020         2,345
              Long Island Power Auth. RB,
    3,350       Series 1998A                                           5.25       12/01/2026         3,460
      750       Series 2003C                                           5.50        9/01/2021           815
              Medical Care Facilities Finance Agency RB,
    2,500       Series 1994A (Community General
                Hospital of Sullivan County)                           6.25        2/15/2024         2,559
    1,665       Series 1994A (Hospital and Nursing Home
                Facilities)                                            6.50        2/15/2034         1,705
    1,965       Series 1994E (Mental Health Service) (PRE)             6.50        8/15/2024         2,044
    2,500       Series 1995A (Brookdale Hospital) (PRE)                6.85        2/15/2017         2,676
    2,395       Series 1995A (Secured Mortgage Program)                6.38       11/15/2019         2,605
    3,220     Monroe County IDA RB, Series 1998                        5.20       12/20/2039         3,347
    2,200     MTA State Service Contract RB,
                Series 2002A (INS)                                     5.00        7/01/2025         2,299
              New York City GO,
    3,000       Series 1995B (PRE)                                     7.25        8/15/2019         3,100
    1,980       Series 1997I (PRE)                                     6.25        4/15/2017         2,264
    1,020       Series 1997I                                           6.25        4/15/2017         1,130
    1,000       Series 2000A                                           6.00        5/15/2020         1,121
    1,000       Series 2002D                                           5.25        6/01/2022         1,055
              New York City Health and Hospital Corp. RB,
    1,000       Series 2002A (INS)                                     5.00        2/15/2021         1,054
    1,000       Series 2003A (INS)                                     5.25        2/15/2022         1,078
              New York City IDA Civic Facility RB,
    2,500       Series 1997 (YMCA)                                     5.80        8/01/2016         2,742
    1,000       Series 2001 (Marymont School) (INS)                    5.13        9/01/2021         1,047
    1,000       Series 2003 (Roundabout Theatre) (INS)                 5.00       10/01/2023         1,030
    1,285       Series 2004A-1 (Special Needs Facilities) (INS)        5.05        7/01/2024         1,273
              New York City Municipal Water Finance Auth. RB,
   17,090       Series 1998D                                           5.12(a)     6/15/2020         8,250
    1,000       Series 2004C                                           5.00        6/15/2035         1,039
    3,650     New York City Transit Auth. MTA COP,
                Series 2000A (INS)                                     5.88        1/01/2030         4,177
              New York City Transitional Finance Auth. RB,
      800       Fiscal 2000 Series A                                   5.75        8/15/2024           940
    1,000       Fiscal 2001 Series A                                   5.38        2/15/2020         1,080

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2004

PRINCIPAL                                                            COUPON            FINAL        MARKET
   AMOUNT     SECURITY                                                 RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------------
  $   440       Series 1999C (PRE)                                     5.50%       5/01/2025      $    509
      560       Series 1999C                                           5.50        5/01/2025           608
      310       Series 1999C (PRE)                                     5.00        5/01/2029           351
      190       Series 1999C                                           5.00        5/01/2029           197
    3,300     Niagara Falls City School District COP (MLO),
                Series 1998                                            5.38        6/15/2028         3,354
    1,000     Thruway Auth. RB, Series 2002A (INS)                     5.25        4/01/2016         1,106
    2,000     Tobacco Settlement Financing Corp. RB
                (State Appropriation Enhanced),
                Series 2003 A-1C                                       5.50        6/01/2019         2,239
    1,000     Triborough Bridge and Tunnel Auth. RB,
                Series 2001A                                           5.00        1/01/2032         1,032
    3,450     Ulster County Civic Facility IDA RB,
                Series 1999 (LOC)                                      5.65       11/15/2024         3,596
      680     Ulster County Resource Recovery Agency RB,
                Series 2002 (INS)                                      5.25        3/01/2018           750
              Urban Development Corp. RB,
    1,300       Series 2000D (INS)                                     5.25        1/01/2030         1,481
    1,270       Series 2002A                                           5.38        3/15/2020         1,387
    2,000       Series 2002C-1                                         5.00        3/15/2028         2,080
    1,000     Warren & Washington Counties IDA RB,
                Series 2003A (INS)                                     5.00       12/01/2027         1,043
                                                                                                  --------
              Total fixed-rate instruments (cost: $118,770)                                        128,065
                                                                                                  --------
              VARIABLE-RATE DEMAND NOTES (1.4%)

              NEW YORK
      600     Cohoes IDA RB, Series 2003 (LOC)                         1.02        9/01/2033           600
    1,236     Dormitory Auth. RB, Series 1993 (LOC)                    1.11        7/01/2023         1,236
                                                                                                  --------
              Total variable-rate demand notes (cost: $1,836)                                        1,836
                                                                                                  --------

              TOTAL INVESTMENTS (COST: $120,606)                                                  $129,901
                                                                                                  ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------
                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------
                 (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

                 (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2004

ASSETS
   Investments in securities, at market value (identified cost of $120,606)        $129,901
   Cash                                                                                   6
   Receivables:
      Capital shares sold                                                                 3
      Interest                                                                        1,564
      USAA Transfer Agency Company                                                        7
                                                                                   --------
         Total assets                                                               131,481
                                                                                   --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                           531
      Dividends on capital shares                                                       134
   Accrued management fees                                                               49
   Other accrued expenses and payables                                                   25
                                                                                   --------
         Total liabilities                                                              739
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $130,742
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $122,335
   Accumulated net realized loss on investments                                        (888)
   Net unrealized appreciation of investments                                         9,295
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $130,742
                                                                                   ========
   Capital shares outstanding                                                        10,842
                                                                                   ========
   Authorized shares of $.01 par value                                              100,000
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $  12.06
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NEW YORK BOND FUND
YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME
   Interest income                                                       $6,604
                                                                         ------
EXPENSES
   Management fees                                                          527
   Administrative and servicing fees                                        192
   Transfer agent's fees                                                     54
   Custody and accounting fees                                               51
   Postage                                                                    5
   Shareholder reporting fees                                                 6
   Directors' fees                                                            6
   Professional fees                                                         36
   Other                                                                      5
                                                                         ------
      Total expenses                                                        882
   Expenses paid indirectly                                                  (1)
                                                                         ------
      Net expenses                                                          881
                                                                         ------
NET INVESTMENT INCOME                                                     5,723
                                                                         ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                        336
   Change in net unrealized appreciation/depreciation                     1,016
                                                                         ------
      Net realized and unrealized gain                                    1,352
                                                                         ------
   Increase in net assets resulting from operations                      $7,075
                                                                         ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NEW YORK BOND FUND
YEARS ENDED MARCH 31,


FROM OPERATIONS                                                 2004             2003
                                                            -------------------------
   Net investment income                                    $  5,723         $  5,682
   Net realized gain on investments                              336              366
   Change in net unrealized appreciation/
      depreciation of investments                              1,016            5,420
                                                            -------------------------
      Increase in net assets resulting from operations         7,075           11,468
                                                            -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (5,723)          (5,682)
                                                            -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  17,266           20,353
   Dividend reinvestments                                      4,168            4,185
   Cost of shares redeemed                                   (20,809)         (16,270)
                                                            -------------------------
      Increase in net assets from
        capital share transactions                               625            8,268
                                                            -------------------------
   Net increase in net assets                                  1,977           14,054

NET ASSETS
   Beginning of period                                       128,765          114,711
                                                            -------------------------
   End of period                                            $130,742         $128,765
                                                            =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 1,442            1,735
   Shares issued for dividends reinvested                        348              355
   Shares redeemed                                            (1,745)          (1,384)
                                                            -------------------------
      Increase in shares outstanding                              45              706
                                                            =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NEW YORK BOND FUND
MARCH 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA New York Bond Fund (the Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

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USAA NEW YORK BOND FUND
MARCH 31, 2004

                    valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of March 31, 2004.

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USAA NEW YORK BOND FUND
MARCH 31, 2004

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended March 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
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         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total

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USAA NEW YORK BOND FUND
MARCH 31, 2004

         assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended March 31, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the year ended March 31, 2004.

(3) DISTRIBUTIONS
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         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $148,000. This reclassification has no effect on net assets.

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USAA NEW YORK BOND FUND
MARCH 31, 2004

         The tax character of distributions paid during the years ended March 31, 2004, and 2003, was as follows:

                                                        2004             2003
                                                     ---------------------------
         Tax-exempt income                           $5,723,000       $5,682,000

         As of March 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed net investment income                          $  134,000
         Accumulated capital and other losses                           (885,000)
         Unrealized appreciation                                       9,292,000

         The difference between book-basis and tax-basis appreciation of investments is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had capital loss carryovers of $885,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2005 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
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         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2004, were $9,959,000 and $10,317,000, respectively.

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USAA NEW YORK BOND FUND
MARCH 31, 2004

         As of March 31, 2004, the cost of securities, for federal income tax purposes, was $120,609,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2004, for federal income tax purposes, were $9,329,000 and $37,000, respectively, resulting in net unrealized appreciation of $9,292,000.

(5) TRANSACTIONS WITH MANAGER
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              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is comprised of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper New York Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2004, the Fund's effective base fee was 0.37% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance

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USAA NEW YORK BOND FUND
MARCH 31, 2004

                 period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended March 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $527,000, which included a performance adjustment of $53,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $192,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket

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USAA NEW YORK BOND FUND
MARCH 31, 2004

                 expenses. For the year ended March 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $54,000. Additionally, the Fund recorded a receivable from USAA Transfer Agency Company of $7,000 at March 31, 2004.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                               NET REALIZED
                                                                COST TO         GAIN (LOSS)
         SELLER                    PURCHASER                   PURCHASER         TO SELLER
       ---------------------------------------------------------------------------
       USAA New York Bond Fund     USAA Long-Term Fund         $1,538,000       $  61,000
       USAA New York Bond Fund     USAA Growth and Tax
                                     Strategy Fund                999,000          17,000
       USAA New York Bond Fund     USAA Intermediate-Term
                                     Fund                       1,070,000          36,000
       USAA Intermediate-Term
       Fund                        USAA New York Bond Fund      2,066,000        (128,000)
       USAA Long-Term Fund           USAA New York Bond Fund      445,000          15,000

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USAA NEW YORK BOND FUND
MARCH 31, 2004

(8) FINANCIAL HIGHLIGHTS
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Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                YEAR ENDED MARCH 31,
                                                    ---------------------------------------------------------------------
                                                        2004            2003            2002            2001         2000
                                                    ---------------------------------------------------------------------
Net asset value at beginning of period              $  11.93        $  11.37        $  11.58        $  10.79      $ 11.66
                                                    ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                 .54             .54             .57             .59          .61
   Net realized and unrealized gain (loss)               .13             .56            (.21)            .79         (.87)
                                                    ---------------------------------------------------------------------
Total from investment operations                         .67            1.10             .36            1.38         (.26)
                                                    ---------------------------------------------------------------------
Less distributions:
   From net investment income                           (.54)           (.54)           (.57)           (.59)        (.61)
                                                    ---------------------------------------------------------------------
Net asset value at end of period                    $  12.06        $  11.93        $  11.37        $  11.58      $ 10.79
                                                    =====================================================================
Total return (%)*                                       5.72            9.83            3.10           13.24        (2.20)
Net assets at end of period (000)                   $130,742        $128,765        $114,711        $103,283      $82,971
Ratio of expenses to average
   net assets (%)**                                      .69(b)          .68(b)          .61(a,b)        .50          .50
Ratio of expenses to average net assets,
   excluding reimbursements (%)**                        N/A             N/A             .61(b)          .58          .57
Ratio of net investment income to
   average net assets (%)**                             4.48            4.59            4.89            5.36         5.52
Portfolio turnover (%)                                  7.94           12.03            9.41           13.87        31.77

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2004, average net assets were $127,721,000.
(a) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the
    Fund's average net assets.
(b) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                           -               -            (.02%)           N/A          N/A

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
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           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of March 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

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                         INFORMATION

INTERESTED DIRECTORS(1)
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           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2,4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
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                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2)   MEMBER OF EXECUTIVE COMMITTEE

           (3)   MEMBER OF AUDIT COMMITTEE

           (4)   MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5)   MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
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                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

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                         INFORMATION

           IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, FAI, and FPS.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40864-0504                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal year ended March 31, 2003 and 2004 were $169,100 and $175,000, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of its internal controls for fiscal years ending March 31, 2003 and March 31, 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:



                 Review of Federal,
                 State and City        Quarterly         Review of US/UK Tax
                 Income and tax        Diversification   Treaty and issues
                 returns and excise    Review under      related to grantor
                 tax calculations      Subchapter M      trust                  TOTAL
--------------------------------------------------------------------------------------
FYE 3/31/2003        $33,600                -0-                  -0-           $33,600
FYE 3/31/2004        $34,800               $3,000              $1,547          $39,347
--------------------------------------------------------------------------------------
TOTAL                $68,400               $3,000              $1,547          $72,947
--------------------------------------------------------------------------------------

     All tax services were pre-approved by the Registrant's Audit Committee.


(d) ALL OTHER FEES. The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for the fiscal year ended March 31, 2003. The services are detailed in the table below:


--------------------------------------------------------------------------------
                   DESCRIPTION OF OTHER SERVICES - FYE 3/31/2003
--------------------------------------------------------------------------------
 DESCRIPTION OF SERVICE             AMOUNT PAID                 PARTY PAYING
--------------------------------------------------------------------------------
Review of Corporate                   $ 7,960                        IMCO
Governance Procedures

Review of Anti-Money                  $ 2,500                        IMCO
Laundering Procedures

As of Review                          $ 4,000                        SAS

Reporting and Oversight Review        $ 6,576                        IMCO
--------------------------------------------------------------------------------
TOTAL                                 $21,036
--------------------------------------------------------------------------------


These services provided in the fiscal year ending March 31, 2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) directly related to fund operations will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending March 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, SAS, for the fiscal years ending March 31, 2003 and March 31, 2004 were $109,636 and $76,847, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    October 22, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    October 26, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    October 26, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.